DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Mar. 31, 2013
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND LTD PARTNERSHIP
Entity Central Index Key	0000835095
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and cash equivalents	$ 197,036	$ 219,878
Assets	197,036	219,878
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	2,895,071	2,864,506
Liabilities	2,895,071	2,864,506
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	(2,438,237)	(2,385,364)
General partner	(259,798)	(259,264)
Partners Capital	(2,698,035)	(2,644,628)
Liabilities and Stockholders' Equity	197,036	219,878
Series One [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	0	0
Series Two [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	0	0
Series Three [Member]
ASSETS
Cash and cash equivalents	197,036	219,878
Assets	197,036	219,878
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	2,895,071	2,864,506
Liabilities	2,895,071	2,864,506
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	(2,438,237)	(2,385,364)
General partner	(259,798)	(259,264)
Partners Capital	(2,698,035)	(2,644,628)
Liabilities and Stockholders' Equity	197,036	219,878
Series Four [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	0	0
Series Five [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	0	0
Series Six [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited Partnership Interest	0	0
General partner	0	0
Partners Capital	0	0
Liabilities and Stockholders' Equity	$ 0	$ 0

BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Mar. 31, 2012
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	9,800,600	9,800,600
Units of limited partnership interest, issued	9,800,600	9,800,600
Units of limited partnership interest, outstanding	9,768,100	9,775,100
Series One [Member]
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	1,299,900	1,299,900
Units of limited partnership interest, issued	1,299,900	1,299,900
Units of limited partnership interest, outstanding	1,296,900	1,296,900
Series Two [Member]
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	830,300	830,300
Units of limited partnership interest, issued	830,300	830,300
Units of limited partnership interest, outstanding	829,800	829,800
Series Three [Member]
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,882,200	2,882,200
Units of limited partnership interest, issued	2,882,200	2,882,200
Units of limited partnership interest, outstanding	2,859,200	2,864,200
Series Four [Member]
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,995,300	2,995,300
Units of limited partnership interest, issued	2,995,300	2,995,300
Units of limited partnership interest, outstanding	2,989,300	2,991,300
Series Five [Member]
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	489,900	489,900
Units of limited partnership interest, issued	489,900	489,900
Units of limited partnership interest, outstanding	489,900	489,900
Series Six [Member]
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	1,303,000	1,303,000
Units of limited partnership interest, issued	1,303,000	1,303,000
Units of limited partnership interest, outstanding	1,303,000	1,303,000

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income
Interest income	$ 207	$ 11,552
Miscellaneous income	52	93
Total income	259	11,645
Share of income from operating limited partnerships	0	82,451
Expenses
Professional fees	19,453	60,476
Partnership management fee	14,370	36,859
General and administrative expenses	19,843	175,580
Operating expenses	53,666	272,915
NET INCOME (LOSS)	(53,407)	(178,819)
Net income (loss) allocated to general partner	(534)	(2,102,367)
Net income (loss) allocated to limited partners	(52,873)	1,923,548
Net income (loss) per BAC (in dollars per unit)	(0.01)	0.2
Series One [Member]
Income
Interest income	0	56
Miscellaneous income	0	0
Total income	0	56
Share of income from operating limited partnerships	0	5,000
Expenses
Professional fees	0	11,744
Partnership management fee	0	7,687
General and administrative expenses	0	29,999
Operating expenses	0	49,430
NET INCOME (LOSS)	0	(44,374)
Net income (loss) allocated to general partner	0	(2,506,279)
Net income (loss) allocated to limited partners	0	2,461,905
Net income (loss) per BAC (in dollars per unit)	0	1.9
Series Two [Member]
Income
Interest income	0	3,650
Miscellaneous income	0	0
Total income	0	3,650
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	9,951
Partnership management fee	0	15,734
General and administrative expenses	0	36,501
Operating expenses	0	62,186
NET INCOME (LOSS)	0	(58,536)
Net income (loss) allocated to general partner	0	55,467
Net income (loss) allocated to limited partners	0	(114,003)
Net income (loss) per BAC (in dollars per unit)	0	(0.14)
Series Three [Member]
Income
Interest income	207	505
Miscellaneous income	52	93
Total income	259	598
Share of income from operating limited partnerships	0	65,458
Expenses
Professional fees	19,453	16,575
Partnership management fee	14,370	33,011
General and administrative expenses	19,843	43,342
Operating expenses	53,666	92,928
NET INCOME (LOSS)	(53,407)	(26,872)
Net income (loss) allocated to general partner	(534)	(269)
Net income (loss) allocated to limited partners	(52,873)	(26,603)
Net income (loss) per BAC (in dollars per unit)	(0.02)	(0.01)
Series Four [Member]
Income
Interest income	0	6,504
Miscellaneous income	0	0
Total income	0	6,504
Share of income from operating limited partnerships	0	11,993
Expenses
Professional fees	0	12,363
Partnership management fee	0	(30,795)
General and administrative expenses	0	31,518
Operating expenses	0	13,086
NET INCOME (LOSS)	0	5,411
Net income (loss) allocated to general partner	0	235,466
Net income (loss) allocated to limited partners	0	(230,055)
Net income (loss) per BAC (in dollars per unit)	0	(0.08)
Series Five [Member]
Income
Interest income	0	837
Miscellaneous income	0	0
Total income	0	837
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	9,843
Partnership management fee	0	11,222
General and administrative expenses	0	34,220
Operating expenses	0	55,285
NET INCOME (LOSS)	0	(54,448)
Net income (loss) allocated to general partner	0	37,259
Net income (loss) allocated to limited partners	0	(91,707)
Net income (loss) per BAC (in dollars per unit)	0	(0.19)
Series Six [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	75,989
Net income (loss) allocated to limited partners	$ 0	$ (75,989)
Net income (loss) per BAC (in dollars per unit)	0	(0.06)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Series One [Member] Limited Partner [Member]	Series One [Member] General Partner [Member]	Series One [Member]	Series Two [Member] Limited Partner [Member]	Series Two [Member] General Partner [Member]	Series Two [Member]	Series Three [Member] Limited Partner [Member]	Series Three [Member] General Partner [Member]	Series Three [Member]	Series Four [Member] Limited Partner [Member]	Series Four [Member] General Partner [Member]	Series Four [Member]	Series Five [Member] Limited Partner [Member]	Series Five [Member] General Partner [Member]	Series Five [Member]	Series Six [Member] Limited Partner [Member]	Series Six [Member] General Partner [Member]	Series Six [Member]	Limited Partner [Member]	General Partner [Member]	Total
Partners' capital (deficit) at Mar. 31, 2011	$ (2,461,905)	$ (138,841)	$ (2,600,746)	$ 1,130,003	$ (55,467)	$ 1,074,536	$ (2,358,761)	$ (258,995)	$ (2,617,756)	$ 1,505,055	$ (235,466)	$ 1,269,589	$ 482,707	$ (37,259)	$ 445,448	$ 75,989	$ (75,989)	$ 0	$ (1,626,912)	$ (802,017)	$ (2,428,929)
Contribution	0	2,645,120	2,645,120	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	2,645,120	2,645,120
Distribution	0	0	0	(1,016,000)	0	(1,016,000)	0	0	0	(1,275,000)	0	(1,275,000)	(391,000)	0	(391,000)	0	0	0	(2,682,000)	0	(2,682,000)
Net income (loss)	2,461,905	(2,506,279)	(44,374)	(114,003)	55,467	(58,536)	(26,603)	(269)	(26,872)	(230,055)	235,466	5,411	(91,707)	37,259	(54,448)	(75,989)	75,989	0	1,923,548	(2,102,367)	(178,819)
Partners' capital (deficit) at Mar. 31, 2012	0	0	0	0	0	0	(2,385,364)	(259,264)	(2,644,628)	0	0	0	0	0	0	0	0	0	(2,385,364)	(259,264)	(2,644,628)
Contribution	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Distribution	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Net income (loss)	0	0	0	0	0	0	(52,873)	(534)	(53,407)	0	0	0	0	0	0	0	0	0	(52,873)	(534)	(53,407)
Partners' capital (deficit) at Mar. 31, 2013	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,438,237)	$ (259,798)	$ (2,698,035)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (2,438,237)	$ (259,798)	$ (2,698,035)

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (53,407)	$ (178,819)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	(82,451)
Accounts payable - affiliates	30,565	48,754
Net cash used in operating activities	(22,842)	(212,516)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	82,451
Net cash provided by investing activities	0	82,451
Cash flows from financing activities
Distributions	0	(2,682,000)
Net cash used in financing activities	0	(2,682,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(22,842)	(2,812,065)
Cash and cash equivalents, beginning	219,878	3,031,943
Cash and cash equivalents, end	197,036	219,878
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	2,645,120
Series One [Member]
Cash flows from operating activities
Net income (loss)	0	(44,374)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	(5,000)
Accounts payable - affiliates	0	11,818
Net cash used in operating activities	0	(37,556)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	5,000
Net cash provided by investing activities	0	5,000
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(32,556)
Cash and cash equivalents, beginning	0	32,556
Cash and cash equivalents, end	0	0
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	2,645,120
Series Two [Member]
Cash flows from operating activities
Net income (loss)	0	(58,536)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	(58,536)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	(1,016,000)
Net cash used in financing activities	0	(1,016,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(1,074,536)
Cash and cash equivalents, beginning	0	1,074,536
Cash and cash equivalents, end	0	0
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series Three [Member]
Cash flows from operating activities
Net income (loss)	(53,407)	(26,872)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	(65,458)
Accounts payable - affiliates	30,565	36,936
Net cash used in operating activities	(22,842)	(55,394)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	65,458
Net cash provided by investing activities	0	65,458
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(22,842)	10,064
Cash and cash equivalents, beginning	219,878	209,814
Cash and cash equivalents, end	197,036	219,878
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series Four [Member]
Cash flows from operating activities
Net income (loss)	0	5,411
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	(11,993)
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	(6,582)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	11,993
Net cash provided by investing activities	0	11,993
Cash flows from financing activities
Distributions	0	(1,275,000)
Net cash used in financing activities	0	(1,275,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(1,269,589)
Cash and cash equivalents, beginning	0	1,269,589
Cash and cash equivalents, end	0	0
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series Five [Member]
Cash flows from operating activities
Net income (loss)	0	(54,448)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	(54,448)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	(391,000)
Net cash used in financing activities	0	(391,000)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(445,448)
Cash and cash equivalents, beginning	0	445,448
Cash and cash equivalents, end	0	0
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series Six [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, end	0	0
Significant noncash investing and financing activities:
The general partner's equity balance was increased and accounts payable-affiliates were reduced as a result of forgiveness of debt with an affiliate of the general partner.	$ 0	$ 0

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund Limited Partnership (the “Partnership”) (formerly American Affordable Housing VI Limited Partnership) was formed under the laws of the State of Delaware as of June 1, 1988, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating limited partnerships which have acquired, developed, rehabilitated, operate and own newly constructed, existing or rehabilitated apartment complexes which qualify for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. Certain of the apartment complexes may also qualify for the Historic Rehabilitation Tax Credit for the rehabilitation of certified historic structures and are subject to the provisions of the Internal Revenue Code relating to the Rehabilitation Investment Credit. The general partner of the Partnership is Boston Capital Associates Limited Partnership and the limited partner is BCTC Assignor Corp. (the “assignor limited partner”).

Pursuant to the Securities Act of 1933, the Partnership filed a Form S-11 Registration Statement with the Securities and Exchange Commission, effective August 29, 1988, which covered the offering (the “Public Offering”) of the Partnership’s beneficial assignee certificates (“BACs”) representing assignments of units of the beneficial interest of the limited partnership interest of the assignor limited partner. The Partnership registered 10,000,000 BACs at $10 per BAC for sale to the public in six series. BACs sold in bulk were offered to investors at a reduced cost per BAC.

The BACs issued and outstanding in each series as of March 31, 2013 and 2012 are as follows:

	Issued		Outstanding
	2013	2012	2013	2012
Series 1	1,299,900	1,299,900	1,296,900	1,296,900
Series 2	830,300	830,300	829,800	829,800
Series 3	2,882,200	2,882,200	2,859,200	2,864,200
Series 4	2,995,300	2,995,300	2,989,300	2,991,300
Series 5	489,900	489,900	489,900	489,900
Series 6	1,303,000	1,303,000	1,303,000	1,303,000
	9,800,600	9,800,600	9,768,100	9,775,100

In accordance with the limited partnership agreement, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99% to the assignees and 1% to the general partner.

Investments in Operating Limited Partnerships

The Partnership accounts for its investments in operating limited partnerships using the equity method of accounting. Under the equity method of accounting, the Partnership adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Partnership recognizes individual operating limited partnership losses only to the extent that the fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses will be suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the Partnership’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. During the years ended March 31, 2013 and 2012, the Partnership did not record a valuation allowance.

The Partnership reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Partnership also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. During the years ended March 31, 2013 and 2012, the Partnership did not record an impairment loss.

Investments in Operating Limited Partnerships (Continued)

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Partnership records tax credit adjusters as a reduction in investment in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the partnership utilizes a March 31 year end. The Partnership records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Partnership records capital contributions payable to the operating limited partnerships once there is a binding obligation to the partnerships of a specified amount. The operating limited partnerships record capital contributions from the partnership when received.

The Partnership records acquisition costs as an increase in its investments in operating limited partnerships. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the partnership.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Partnership determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Partnership determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Partnership reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Partnership has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Partnership also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Partnership determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

Investments in Operating Limited Partnerships (Continued)

Based on this guidance, the operating limited partnerships in which the Partnership invests meet the definition of a VIE. However, management does not consolidate the Partnership’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Partnership currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Partnership’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Partnership’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying amounts approximate fair value because of the short maturity of these instruments.

Income Taxes

The Partnership has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The Partnership’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Partnership is not required to take any tax positions in order to qualify as a pass-through entity. The Partnership is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Partnership has no other tax positions which must be considered for disclosure. Income tax returns filed by the Partnership are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2009 remain open.

Fiscal Year

For financial reporting purposes the Partnership uses a March 31 year end, whereas for income tax reporting purposes, the Partnership uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Net Income (Loss) per Beneficial Assignee Certificate

Net loss per beneficial assignee certificate unit is calculated based upon the weighted average number of units outstanding during the year or period. The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012
Series 1	1,296,900	1,296,900
Series 2	829,800	829,800
Series 3	2,862,533	2,864,200
Series 4	2,990,633	2,991,300
Series 5	489,900	489,900
Series 6	1,303,000	1,303,000
TOTAL	9,772,766	9,775,100

Recent Accounting Changes

In May 2011, the Financial Accounting Standards Board ("FASB") issued an update to existing guidance related to fair value measurements on how to measure fair value and what disclosures to provide about fair value measurements. For fair value measurements categorized as level 3, a reporting entity should disclose quantitative information of the unobservable inputs and assumptions, a description of the valuation processes and narrative description of the sensitivity of the fair value to changes in unobservable inputs. This update is effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not materially affect the Partnership's financial statements.

Plan of Liquidation and Dissolution

On April 27, 2007, BAC Holders approved a Plan of Liquidation and Dissolution for the Partnership, (the “Plan”). Pursuant to the Plan, the general partner may, without further action by the BAC Holders, sell the remaining assets held by the Partnership. It was anticipated that the sale of all the apartment complexes would be completed sometime in 2011. However, because of numerous uncertainties, the liquidation may take longer than expected, and the final liquidating distribution may occur months after all of the apartment complexes have been sold. Because the liquidation of the Partnership was not imminent, as of March 31, 2013, the financial statements are presented assuming the Partnership will continue as a going concern.

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2013
Related Party Transactions Disclosure [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2013 and 2012, the Partnership entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual partnership management fee based on .375% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 1	$-	$-	$-
Series 2	-	-	-
Series 3	30,565	16,195	14,370
Series 4	-	-	-
Series 5	-	-	-
Series 6	-	-	-
	$30,565	$16,195	$14,370

	2012
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 1	$8,947	$1,260	$7,687
Series 2	16,254	520	15,734
Series 3	36,936	3,925	33,011
Series 4	14,977	45,772	(30,795)
Series 5	11,511	289	11,222
Series 6	-	-	-
	$88,625	$51,766	$36,859

The partnership management fees paid by the Partnership for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 1	$-	$-
Series 2	-	16,254
Series 3	-	-
Series 4	-	14,977
Series 5	-	11,511
Series 6	-	-
	$-	$42,742

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2013 and 2012, total partnership management fees accrued were $2,421,437 and $2,390,872, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to operating limited partnerships. These advances are included in Accounts payable-affiliates. The total advances from the affiliate of the general partner to the operating limited partnerships for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 1	$-	$-
Series 2	-	-
Series 3	473,634	473,634
Series 4	-	-
Series 5	-	-
	$473,634	$473,634

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. During the fiscal year end March 31, 2013 there were no payments paid to the affiliates of the general partner.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership were charged to each series’ operations for the years ended March 31, 2013 and 2012 as follows:

	2013	2012
Series 1	$-	$2,871
Series 2	-	2,825
Series 3	14,088	10,426
Series 4	-	7,392
Series 5	-	2,873
Series 6	-	-
	$14,088	$26,387

Accounts payable - affiliates at March 31, 2013 and 2012 represents general and administrative expenses, partnership management fees, and may include advances which are noninterest bearing and payable to Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2013
Equity Method Investments [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2013 and 2012, the Partnership has limited partnership interests in operating limited partnerships, which own apartment complexes. The number of operating limited partnerships in which the Partnership has limited partnership interests at March 31, 2013 and 2012 by series is as follows:

	2013	2012
Series 1	-	-
Series 2	-	-
Series 3	6	7
Series 4	-	-
Series 5	-	-
Series 6	-	-
	6	7

During the year ended March 31, 2013 the Partnership disposed of one operating limited partnership. A summary of the dispositions by Series for March 31, 2013 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition	Disposition
Series 1	-	-	$-	$-
Series 2	-	-	-	-
Series 3	1	-	-	-
Series 4	-	-	-	-
Series 5	-	-	-	-
Series 6	-	-	-	-
Total	1	-	$-	$-

During the year ended March 31, 2012 the Partnership disposed of ten of the operating limited partnerships, of which one operating limited partnership was included in both Series 2 and 5. A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition	Disposition
Series 1	4	-	$5,000	$5,000
Series 2	1	-	-	-
Series 3	1	1	65,458	65,458
Series 4	3	-	11,993	11,993
Series 5	1	-	-	-
Series 6	-	-	-	-
Total	10	1	$82,451	$82,451

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

Total

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$1,262,409

Acquisition costs of operating limited partnerships	224,198

Cumulative distributions from operating limited partnerships	(3,682)

Cumulative losses from operating limited partnerships	(1,482,925)

Investments in operating limited partnerships per balance sheets	-

The Partnership has recorded acquisition costs at March 31, 2013, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(1,709,417)

Other	(116,102)

Equity per operating limited partnerships’ combined financial statements	$(1,825,519)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 1	Series 2	Series 3

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$1,262,409

Acquisition costs of operating limited partnerships	-	-	224,198

Cumulative distributions from operating limited partnerships	-	-	(3,682)

Cumulative losses from operating limited partnerships	-	-	(1,482,925)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 1	Series 2	Series 3

The Partnership has recorded acquisition costs at March 31, 2013, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	$-	$-	$-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	-	-	(1,709,417)

Other	-	-	(116,102)

Equity per operating limited partnerships’ combined financial statements	$-	$-	$(1,825,519)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 4	Series 5	Series 6

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$-

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	-	-	-

Cumulative losses from operating limited partnerships	-	-	-

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 4	Series 5	Series 6

The Partnership has recorded acquisition costs at March 31, 2013, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	$-	$-	$-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	-	-	-

Other	-	-	-

Equity per operating limited partnerships’ combined financial statements	$-	$-	$-

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

Total

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$1,390,133

Acquisition costs of operating limited partnerships	247,190

Cumulative distributions from operating limited partnerships	(3,682)

Cumulative losses from operating limited partnerships	(1,633,641)

Investments in operating limited partnerships per balance sheets	-

The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	2,712

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	1,741

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(2,025,513)

Other	(106,747)

Equity per operating limited partnerships’ combined financial statements	$(2,127,807)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 1	Series 2	Series 3

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$1,390,133

Acquisition costs of operating limited partnerships	-	-	247,190

Cumulative distributions from operating limited partnerships	-	-	(3,682)

Cumulative losses from operating limited partnerships	-	-	(1,633,641)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 1	Series 2	Series 3

The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	$-	$-	$2,712.00

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-	-	1,741

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	-	-	(2,025,513)

Other	-	-	(106,747)

Equity per operating limited partnerships’ combined financial statements	$-	$-	$(2,127,807)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 4	Series 5	Series 6

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$-

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	-	-	-

Cumulative losses from operating limited partnerships	-	-	-

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 4	Series 5	Series 6

The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	$-	$-	$-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	-	-	-

Other	-	-	-

Equity per operating limited partnerships’ combined financial statements	$-	$-	$-

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 1	Series 2	Series 3
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,015,816	$-	$-	$3,015,816
Land	713,471	-	-	713,471
Other assets	918,932	-	-	918,932

	$4,648,219	$-	$-	$4,648,219

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$5,978,740	$-	$-	$5,978,740
Accounts payable and accrued expenses	84,352	-	-	84,352
Other liabilities	307,487	-	-	307,487

	6,370,579	-	-	6,370,579
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(1,825,519)	-	-	(1,825,519)
Other partners	103,159	-	-	103,159

	(1,722,360)	-	-	(1,722,360)

	$4,648,219	$-	$-	$4,648,219

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

	Series 4	Series 5	Series 6
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$-	$-
Land	-	-	-
Other assets	-	-	-

	$-	$-	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$-	$-
Accounts payable and accrued expenses	-	-	-
Other liabilities	-	-	-

	-	-	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	-	-	-
Other partners	-	-	-

	-	-	-

	$-	$-	$-

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

	Total	Series 1	Series 2	Series 3
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,351,093	$-	$-	$3,351,093
Land	730,530	-	-	730,530
Other assets	971,406	-	-	971,406

	$5,053,029	$-	$-	$5,053,029

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$6,629,724	$-	$-	$6,629,724
Accounts payable and accrued expenses	70,743	-	-	70,743
Other liabilities	349,745	-	-	349,745

	7,050,212	-	-	7,050,212
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(2,127,807)	-	-	(2,127,807)
Other partners	130,624	-	-	130,624

	(1,997,183)	-	-	(1,997,183)

	$5,053,029	$-	$-	$5,053,029

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

	Series 4	Series 5	Series 6
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$-	$-
Land	-	-	-
Other assets	-	-	-

	$-	$-	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$-	$-
Accounts payable and accrued expenses	-	-	-
Other liabilities	-	-	-

	-	-	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	-	-	-
Other partners	-	-	-

	-	-	-

	$-	$-	$-

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 1	Series 2	Series 3
Revenue
Rental	$1,181,509	$-	$-	$1,181,509
Interest and other	79,454	-	-	79,454

	1,260,963	-	-	1,260,963
Expenses
Interest	111,171	-	-	111,171
Depreciation and amortization	283,747	-	-	283,747
Taxes and insurance	200,938	-	-	200,938
Repairs and maintenance	227,597	-	-	227,597
Operating expenses	496,794	-	-	496,794
Other expenses	5,229	-	-	5,229

	1,325,476	-	-	1,325,476

NET LOSS	$(64,513)	$-	$-	$(64,513)

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$(96,093)	$-	$-	$(96,093)

Net loss allocated to other partners	$31,580	$-	$-	$31,580

*	Amounts include $0, $0, $96,093, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

	Series 4	Series 5	Series 6
Revenue
Rental	$-	$-	$-
Interest and other	-	-	-

	-	-	-
Expenses
Interest	-	-	-
Depreciation and amortization	-	-	-
Taxes and insurance	-	-	-
Repairs and maintenance	-	-	-
Operating expenses	-	-	-
Other expenses	-	-	-

	-	-	-

NET LOSS	$-	$-	$-

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$-	$-	$-

Net loss allocated to other partners	$-	$-	$-

*	Amounts include $0, $0, $96,093, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

	Total	Series 1	Series 2	Series 3
Revenue
Rental	$1,291,310	$-	$-	$1,291,310
Interest and other	78,719	-	-	78,719

	1,370,029	-	-	1,370,029
Expenses
Interest	127,504	-	-	127,504
Depreciation and amortization	308,484	-	-	308,484
Taxes and insurance	223,084	-	-	223,084
Repairs and maintenance	265,968	-	-	265,968
Operating expenses	632,670	-	-	632,670
Other expenses	6,784	-	-	6,784

	1,564,494	-	-	1,564,494

NET LOSS	$(194,465)	$-	$-	$(194,465)

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$(207,647)	$-	$-	$(207,647)

Net loss allocated to other partners	$13,182	$-	$-	$13,182

*	Amounts include $0, $0, $207,647, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

	Series 4	Series 5	Series 6
Revenue
Rental	$-	$-	$-
Interest and other	-	-	-

	-	-	-
Expenses
Interest	-	-	-
Depreciation and amortization	-	-	-
Taxes and insurance	-	-	-
Repairs and maintenance	-	-	-
Operating expenses	-	-	-
Other expenses	-	-	-

	-	-	-

NET LOSS	$-	$-	$-

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$-	$-	$-

Net loss allocated to other partners	$-	$-	$-

*	Amounts include $0, $0, $207,647, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN

The Partnership’s net income (loss) for financial reporting purposes and income (loss) for income tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 1	Series 2	Series 3
Net income (loss) for financial reporting purposes	$(53,407)	$-	$-	$(53,407)

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(45,822)	-	-	(45,822)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(96,093)	-	-	(96,093)
Other	239,204	-	-	239,204
Related party expenses	(3)	-	-	(3)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(22,693)	-	-	(3,574)

Accrued partnership management fees not deductible for tax purposes until paid	30,565	-	-	30,565

Income (loss) for income tax return purposes, year ended December 31, 2012	$51,751	$-	$-	$70,870

The Partnership’s net income (loss) for financial reporting purposes and income (loss) for income tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 4	Series 5	Series 6

Net income (loss) for financial reporting purposes	$-	$-	$-

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	-	-	-
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	-	-	-
Other	-	-	-
Related party expenses	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(19,119)	-	-

Accrued partnership management fees not deductible for tax purposes until paid	-	-	-

Income (loss) for income tax return purposes, year ended December 31, 2012	$(19,119)	$-	$-

The Partnership’s net income (loss) for financial reporting and income (loss) for income tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 1	Series 2	Series 3
Net income (loss) for financial reporting purposes	$(178,819)	$(44,374)	$(58,536)	$(26,872)

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(55,206)	-	-	(55,206)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(207,647)	-	-	(207,647)
Other	1,728,403	-	-	1,728,403
Related party expenses	590	-	-	590

Difference due to fiscal year for book purposes and calendar year for tax purposes	7,069,132	2,742,175	2,018,297	(66,142)

Accrued partnership management fees not deductible for tax purposes until paid	36,936	-	-	36,936

Income (loss) for income tax return purposes, year ended December 31, 2011	$8,393,389	$2,697,801	$1,959,761	$1,410,062

The Partnership’s net income (loss) for financial reporting and income (loss) for income tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 4	Series 5	Series 6

Net income (loss) for financial reporting purposes	$5,411	$(54,448)	$-

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	-	-	-
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	-	-	-
Other	-	-	-
Related party expenses	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	1,443,952	930,850	-

Accrued partnership management fees not deductible for tax purposes until paid	-	-	-

Income (loss) for income tax return purposes, year ended December 31, 2011	$1,449,363	$876,402	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Total	Series 1	Series 2	Series 3

Investments in operating limited partnerships - tax return December 31, 2012	$(3,305,751)	$-	$-	$(3,305,751)

Add back losses not recognized under the equity method	1,709,417	-	-	1,709,417

Other	1,596,334	-	-	1,596,334

Investments in operating limited partnerships - as reported	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Series 4	Series 5	Series 6

Investments in operating limited partnerships – tax return December 31, 2012	$-	$-	$-

Add back losses not recognized under the equity method	-	-	-

Other	-	-	-

Investments in operating limited partnerships – as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Total	Series 1	Series 2	Series 3

Investments in operating limited partnerships - tax return December 31, 2011	$(3,430,200)	$-	$-	$(3,430,200)

Add back losses not recognized under the equity method	2,025,513	-	-	2,025,513

Other	1,404,687	-	-	1,404,687

Investments in operating limited partnerships - as reported	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Series 4	Series 5	Series 6

Investments in operating limited partnerships – tax return December 31, 2011	$-	$-	$-

Add back losses not recognized under the equity method	-	-	-

Other	-	-	-

Investments in operating limited partnerships – as reported	$-	$-	$-

CONCENTRATION OF CREDIT RISK	12 Months Ended
Mar. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE E - CONCENTRATION OF CREDIT RISK

The Partnership maintains its cash and cash equivalent balances in several accounts in various financial institutions. The balances are generally insured by the Federal Deposit Insurance Corporation (FDIC) up to specified limits by each institution. At times, the balances may exceed these insurance limits; however, the Partnership has not experienced any losses with respect to its balances in excess of FDIC insurance. Management believes that no significant concentration of credit risk with respect to these cash and cash equivalent balances exists as of March 31, 2013.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE F - FAIR VALUE OF FINANCIAL INSTRUMENTS

As of March 31, 2013, the Partnership’s financial instruments relate to accounts payable - affiliates. Management has not disclosed the fair value of the financial instruments because determination of such fair value is deemed to be impractical. The accounts payable - affiliates are owed to affiliates of the Partnership. The unique nature of these financial instruments makes determination of any fair value impractical. See Note B for disclosure of the carrying amount and terms of these financial instruments.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Investment In Operating Limited Partnerships [Policy Text Block]

Investments in Operating Limited Partnerships

The Partnership accounts for its investments in operating limited partnerships using the equity method of accounting. Under the equity method of accounting, the Partnership adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Partnership recognizes individual operating limited partnership losses only to the extent that the fund’s share of losses from the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses will be suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the Partnership’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. During the years ended March 31, 2013 and 2012, the Partnership did not record a valuation allowance.

The Partnership reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Partnership also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. During the years ended March 31, 2013 and 2012, the Partnership did not record an impairment loss.

Investments in Operating Limited Partnerships (Continued)

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Partnership records tax credit adjusters as a reduction in investment in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the partnership utilizes a March 31 year end. The Partnership records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Partnership records capital contributions payable to the operating limited partnerships once there is a binding obligation to the partnerships of a specified amount. The operating limited partnerships record capital contributions from the partnership when received.

The Partnership records acquisition costs as an increase in its investments in operating limited partnerships. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the partnership.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Partnership determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Partnership determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Partnership reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Partnership has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Partnership also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Partnership determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Partnership invests meet the definition of a VIE. However, management does not consolidate the Partnership’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Partnership currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Partnership’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Partnership’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying amounts approximate fair value because of the short maturity of these instruments.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Partnership has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The Partnership’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Partnership is not required to take any tax positions in order to qualify as a pass-through entity. The Partnership is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Partnership has no other tax positions which must be considered for disclosure. Income tax returns filed by the Partnership are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2009 remain open.

Fiscal Period, Policy [Policy Text Block]

Fiscal Year

For financial reporting purposes the Partnership uses a March 31 year end, whereas for income tax reporting purposes, the Partnership uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Earnings Per Benefical Assignee Partnership Unit [Policy Text Block]

Net Income (Loss) per Beneficial Assignee Certificate

Net loss per beneficial assignee certificate unit is calculated based upon the weighted average number of units outstanding during the year or period. The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012
Series 1	1,296,900	1,296,900
Series 2	829,800	829,800
Series 3	2,862,533	2,864,200
Series 4	2,990,633	2,991,300
Series 5	489,900	489,900
Series 6	1,303,000	1,303,000
TOTAL	9,772,766	9,775,100

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Changes

In May 2011, the Financial Accounting Standards Board ("FASB") issued an update to existing guidance related to fair value measurements on how to measure fair value and what disclosures to provide about fair value measurements. For fair value measurements categorized as level 3, a reporting entity should disclose quantitative information of the unobservable inputs and assumptions, a description of the valuation processes and narrative description of the sensitivity of the fair value to changes in unobservable inputs. This update is effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not materially affect the Partnership's financial statements.

Liquidity Disclosure [Policy Text Block]

Plan of Liquidation and Dissolution

On April 27, 2007, BAC Holders approved a Plan of Liquidation and Dissolution for the Partnership, (the “Plan”). Pursuant to the Plan, the general partner may, without further action by the BAC Holders, sell the remaining assets held by the Partnership. It was anticipated that the sale of all the apartment complexes would be completed sometime in 2011. However, because of numerous uncertainties, the liquidation may take longer than expected, and the final liquidating distribution may occur months after all of the apartment complexes have been sold. Because the liquidation of the Partnership was not imminent, as of March 31, 2013, the financial statements are presented assuming the Partnership will continue as a going concern.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]

The BACs issued and outstanding in each series as of March 31, 2013 and 2012 are as follows:

	Issued		Outstanding
	2013	2012	2013	2012
Series 1	1,299,900	1,299,900	1,296,900	1,296,900
Series 2	830,300	830,300	829,800	829,800
Series 3	2,882,200	2,882,200	2,859,200	2,864,200
Series 4	2,995,300	2,995,300	2,989,300	2,991,300
Series 5	489,900	489,900	489,900	489,900
Series 6	1,303,000	1,303,000	1,303,000	1,303,000
	9,800,600	9,800,600	9,768,100	9,775,100

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]

The weighted average number of units in each series at March 31, 2013 and 2012 are as follows:

	2013	2012
Series 1	1,296,900	1,296,900
Series 2	829,800	829,800
Series 3	2,862,533	2,864,200
Series 4	2,990,633	2,991,300
Series 5	489,900	489,900
Series 6	1,303,000	1,303,000
TOTAL	9,772,766	9,775,100

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions Disclosure [Abstract]
Schedule Of Fund Management Fee and Reporting Fee [Table Text Block]

The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 1	$-	$-	$-
Series 2	-	-	-
Series 3	30,565	16,195	14,370
Series 4	-	-	-
Series 5	-	-	-
Series 6	-	-	-
	$30,565	$16,195	$14,370

	2012
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 1	$8,947	$1,260	$7,687
Series 2	16,254	520	15,734
Series 3	36,936	3,925	33,011
Series 4	14,977	45,772	(30,795)
Series 5	11,511	289	11,222
Series 6	-	-	-
	$88,625	$51,766	$36,859

Schedule Of Management Fees Paid [Table Text Block]

The partnership management fees paid by the Partnership for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 1	$-	$-
Series 2	-	16,254
Series 3	-	-
Series 4	-	14,977
Series 5	-	11,511
Series 6	-	-
	$-	$42,742

Schedule Of Advances From Affiliate [Table Text Block]

The total advances from the affiliate of the general partner to the operating limited partnerships for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 1	$-	$-
Series 2	-	-
Series 3	473,634	473,634
Series 4	-	-
Series 5	-	-
	$473,634	$473,634

Schedule Of General Administrative [Table Text Block]

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership, and Boston Capital Asset Management Limited Partnership were charged to each series’ operations for the years ended March 31, 2013 and 2012 as follows:

	2013	2012
Series 1	$-	$2,871
Series 2	-	2,825
Series 3	14,088	10,426
Series 4	-	7,392
Series 5	-	2,873
Series 6	-	-
	$14,088	$26,387

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2013
Equity Method Investments [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]

The number of operating limited partnerships in which the Partnership has limited partnership interests at March 31, 2013 and 2012 by series is as follows:

	2013	2012
Series 1	-	-
Series 2	-	-
Series 3	6	7
Series 4	-	-
Series 5	-	-
Series 6	-	-
	6	7

Schedule Of Dispositions By Series [Table Text Block]

During the year ended March 31, 2013 the Partnership disposed of one operating limited partnership. A summary of the dispositions by Series for March 31, 2013 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition	Disposition
Series 1	-	-	$-	$-
Series 2	-	-	-	-
Series 3	1	-	-	-
Series 4	-	-	-	-
Series 5	-	-	-	-
Series 6	-	-	-	-
Total	1	-	$-	$-

During the year ended March 31, 2012 the Partnership disposed of ten of the operating limited partnerships, of which one operating limited partnership was included in both Series 2 and 5. A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition	Disposition
Series 1	4	-	$5,000	$5,000
Series 2	1	-	-	-
Series 3	1	1	65,458	65,458
Series 4	3	-	11,993	11,993
Series 5	1	-	-	-
Series 6	-	-	-	-
Total	10	1	$82,451	$82,451

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

Total

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$1,262,409

Acquisition costs of operating limited partnerships	224,198

Cumulative distributions from operating limited partnerships	(3,682)

Cumulative losses from operating limited partnerships	(1,482,925)

Investments in operating limited partnerships per balance sheets	-

The Partnership has recorded acquisition costs at March 31, 2013, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(1,709,417)

Other	(116,102)

Equity per operating limited partnerships’ combined financial statements	$(1,825,519)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 1	Series 2	Series 3

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$1,262,409

Acquisition costs of operating limited partnerships	-	-	224,198

Cumulative distributions from operating limited partnerships	-	-	(3,682)

Cumulative losses from operating limited partnerships	-	-	(1,482,925)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 1	Series 2	Series 3

The Partnership has recorded acquisition costs at March 31, 2013, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	$-	$-	$-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	-	-	(1,709,417)

Other	-	-	(116,102)

Equity per operating limited partnerships’ combined financial statements	$-	$-	$(1,825,519)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 4	Series 5	Series 6

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$-

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	-	-	-

Cumulative losses from operating limited partnerships	-	-	-

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 4	Series 5	Series 6

The Partnership has recorded acquisition costs at March 31, 2013, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	$-	$-	$-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	-	-	-

Other	-	-	-

Equity per operating limited partnerships’ combined financial statements	$-	$-	$-

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

Total

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$1,390,133

Acquisition costs of operating limited partnerships	247,190

Cumulative distributions from operating limited partnerships	(3,682)

Cumulative losses from operating limited partnerships	(1,633,641)

Investments in operating limited partnerships per balance sheets	-

The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	2,712

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	1,741

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(2,025,513)

Other	(106,747)

Equity per operating limited partnerships’ combined financial statements	$(2,127,807)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 1	Series 2	Series 3

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$1,390,133

Acquisition costs of operating limited partnerships	-	-	247,190

Cumulative distributions from operating limited partnerships	-	-	(3,682)

Cumulative losses from operating limited partnerships	-	-	(1,633,641)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 1	Series 2	Series 3

The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	$-	$-	$2,712.00

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-	-	1,741

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	-	-	(2,025,513)

Other	-	-	(106,747)

Equity per operating limited partnerships’ combined financial statements	$-	$-	$(2,127,807)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 4	Series 5	Series 6

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$-

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	-	-	-

Cumulative losses from operating limited partnerships	-	-	-

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 4	Series 5	Series 6

The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	$-	$-	$-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	-	-	-

Other	-	-	-

Equity per operating limited partnerships’ combined financial statements	$-	$-	$-

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 1	Series 2	Series 3
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,015,816	$-	$-	$3,015,816
Land	713,471	-	-	713,471
Other assets	918,932	-	-	918,932

	$4,648,219	$-	$-	$4,648,219

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$5,978,740	$-	$-	$5,978,740
Accounts payable and accrued expenses	84,352	-	-	84,352
Other liabilities	307,487	-	-	307,487

	6,370,579	-	-	6,370,579
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(1,825,519)	-	-	(1,825,519)
Other partners	103,159	-	-	103,159

	(1,722,360)	-	-	(1,722,360)

	$4,648,219	$-	$-	$4,648,219

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

	Series 4	Series 5	Series 6
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$-	$-
Land	-	-	-
Other assets	-	-	-

	$-	$-	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$-	$-
Accounts payable and accrued expenses	-	-	-
Other liabilities	-	-	-

	-	-	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	-	-	-
Other partners	-	-	-

	-	-	-

	$-	$-	$-

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

	Total	Series 1	Series 2	Series 3
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,351,093	$-	$-	$3,351,093
Land	730,530	-	-	730,530
Other assets	971,406	-	-	971,406

	$5,053,029	$-	$-	$5,053,029

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$6,629,724	$-	$-	$6,629,724
Accounts payable and accrued expenses	70,743	-	-	70,743
Other liabilities	349,745	-	-	349,745

	7,050,212	-	-	7,050,212
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(2,127,807)	-	-	(2,127,807)
Other partners	130,624	-	-	130,624

	(1,997,183)	-	-	(1,997,183)

	$5,053,029	$-	$-	$5,053,029

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

	Series 4	Series 5	Series 6
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$-	$-
Land	-	-	-
Other assets	-	-	-

	$-	$-	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$-	$-
Accounts payable and accrued expenses	-	-	-
Other liabilities	-	-	-

	-	-	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	-	-	-
Other partners	-	-	-

	-	-	-

	$-	$-	$-

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 1	Series 2	Series 3
Revenue
Rental	$1,181,509	$-	$-	$1,181,509
Interest and other	79,454	-	-	79,454

	1,260,963	-	-	1,260,963
Expenses
Interest	111,171	-	-	111,171
Depreciation and amortization	283,747	-	-	283,747
Taxes and insurance	200,938	-	-	200,938
Repairs and maintenance	227,597	-	-	227,597
Operating expenses	496,794	-	-	496,794
Other expenses	5,229	-	-	5,229

	1,325,476	-	-	1,325,476

NET LOSS	$(64,513)	$-	$-	$(64,513)

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$(96,093)	$-	$-	$(96,093)

Net loss allocated to other partners	$31,580	$-	$-	$31,580

*	Amounts include $0, $0, $96,093, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

	Series 4	Series 5	Series 6
Revenue
Rental	$-	$-	$-
Interest and other	-	-	-

	-	-	-
Expenses
Interest	-	-	-
Depreciation and amortization	-	-	-
Taxes and insurance	-	-	-
Repairs and maintenance	-	-	-
Operating expenses	-	-	-
Other expenses	-	-	-

	-	-	-

NET LOSS	$-	$-	$-

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$-	$-	$-

Net loss allocated to other partners	$-	$-	$-

*	Amounts include $0, $0, $96,093, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

	Total	Series 1	Series 2	Series 3
Revenue
Rental	$1,291,310	$-	$-	$1,291,310
Interest and other	78,719	-	-	78,719

	1,370,029	-	-	1,370,029
Expenses
Interest	127,504	-	-	127,504
Depreciation and amortization	308,484	-	-	308,484
Taxes and insurance	223,084	-	-	223,084
Repairs and maintenance	265,968	-	-	265,968
Operating expenses	632,670	-	-	632,670
Other expenses	6,784	-	-	6,784

	1,564,494	-	-	1,564,494

NET LOSS	$(194,465)	$-	$-	$(194,465)

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$(207,647)	$-	$-	$(207,647)

Net loss allocated to other partners	$13,182	$-	$-	$13,182

*	Amounts include $0, $0, $207,647, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

	Series 4	Series 5	Series 6
Revenue
Rental	$-	$-	$-
Interest and other	-	-	-

	-	-	-
Expenses
Interest	-	-	-
Depreciation and amortization	-	-	-
Taxes and insurance	-	-	-
Repairs and maintenance	-	-	-
Operating expenses	-	-	-
Other expenses	-	-	-

	-	-	-

NET LOSS	$-	$-	$-

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$-	$-	$-

Net loss allocated to other partners	$-	$-	$-

*	Amounts include $0, $0, $207,647, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Schedule Of Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]

The Partnership’s net income (loss) for financial reporting purposes and income (loss) for income tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 1	Series 2	Series 3
Net income (loss) for financial reporting purposes	$(53,407)	$-	$-	$(53,407)

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(45,822)	-	-	(45,822)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(96,093)	-	-	(96,093)
Other	239,204	-	-	239,204
Related party expenses	(3)	-	-	(3)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(22,693)	-	-	(3,574)

Accrued partnership management fees not deductible for tax purposes until paid	30,565	-	-	30,565

Income (loss) for income tax return purposes, year ended December 31, 2012	$51,751	$-	$-	$70,870

The Partnership’s net income (loss) for financial reporting purposes and income (loss) for income tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 4	Series 5	Series 6

Net income (loss) for financial reporting purposes	$-	$-	$-

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	-	-	-
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	-	-	-
Other	-	-	-
Related party expenses	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(19,119)	-	-

Accrued partnership management fees not deductible for tax purposes until paid	-	-	-

Income (loss) for income tax return purposes, year ended December 31, 2012	$(19,119)	$-	$-

The Partnership’s net income (loss) for financial reporting and income (loss) for income tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 1	Series 2	Series 3
Net income (loss) for financial reporting purposes	$(178,819)	$(44,374)	$(58,536)	$(26,872)

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(55,206)	-	-	(55,206)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(207,647)	-	-	(207,647)
Other	1,728,403	-	-	1,728,403
Related party expenses	590	-	-	590

Difference due to fiscal year for book purposes and calendar year for tax purposes	7,069,132	2,742,175	2,018,297	(66,142)

Accrued partnership management fees not deductible for tax purposes until paid	36,936	-	-	36,936

Income (loss) for income tax return purposes, year ended December 31, 2011	$8,393,389	$2,697,801	$1,959,761	$1,410,062

The Partnership’s net income (loss) for financial reporting and income (loss) for income tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 4	Series 5	Series 6

Net income (loss) for financial reporting purposes	$5,411	$(54,448)	$-

Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	-	-	-
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	-	-	-
Other	-	-	-
Related party expenses	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	1,443,952	930,850	-

Accrued partnership management fees not deductible for tax purposes until paid	-	-	-

Income (loss) for income tax return purposes, year ended December 31, 2011	$1,449,363	$876,402	$-

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Table Text Block]

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Total	Series 1	Series 2	Series 3

Investments in operating limited partnerships - tax return December 31, 2012	$(3,305,751)	$-	$-	$(3,305,751)

Add back losses not recognized under the equity method	1,709,417	-	-	1,709,417

Other	1,596,334	-	-	1,596,334

Investments in operating limited partnerships - as reported	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Series 4	Series 5	Series 6

Investments in operating limited partnerships – tax return December 31, 2012	$-	$-	$-

Add back losses not recognized under the equity method	-	-	-

Other	-	-	-

Investments in operating limited partnerships – as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Total	Series 1	Series 2	Series 3

Investments in operating limited partnerships - tax return December 31, 2011	$(3,430,200)	$-	$-	$(3,430,200)

Add back losses not recognized under the equity method	2,025,513	-	-	2,025,513

Other	1,404,687	-	-	1,404,687

Investments in operating limited partnerships - as reported	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Series 4	Series 5	Series 6

Investments in operating limited partnerships – tax return December 31, 2011	$-	$-	$-

Add back losses not recognized under the equity method	-	-	-

Other	-	-	-

Investments in operating limited partnerships – as reported	$-	$-	$-

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2013	Mar. 31, 2012
Partners Capital Account Units Issued	9,800,600	9,800,600
Partners Capital Account Units Outstanding	9,768,100	9,775,100
Series One [Member]
Partners Capital Account Units Issued	1,299,900	1,299,900
Partners Capital Account Units Outstanding	1,296,900	1,296,900
Series Two [Member]
Partners Capital Account Units Issued	830,300	830,300
Partners Capital Account Units Outstanding	829,800	829,800
Series Three [Member]
Partners Capital Account Units Issued	2,882,200	2,882,200
Partners Capital Account Units Outstanding	2,859,200	2,864,200
Series Four [Member]
Partners Capital Account Units Issued	2,995,300	2,995,300
Partners Capital Account Units Outstanding	2,989,300	2,991,300
Series Five [Member]
Partners Capital Account Units Issued	489,900	489,900
Partners Capital Account Units Outstanding	489,900	489,900
Series Six [Member]
Partners Capital Account Units Issued	1,303,000	1,303,000
Partners Capital Account Units Outstanding	1,303,000	1,303,000

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	9,772,766	9,775,100
Series One [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,296,900	1,296,900
Series Two [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	829,800	829,800
Series Three [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,862,533	2,864,200
Series Four [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,990,633	2,991,300
Series Five [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	489,900	489,900
Series Six [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,303,000	1,303,000

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of limited partnership interest, authorized	10,000,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.00%

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gross Partnership Management Fee	$ 30,565	$ 88,625
Asset Management and Reporting Fee	16,195	51,766
Partnership Management Fee net of Asset Management and Reporting Fee	14,370	36,859
Series One [Member]
Gross Partnership Management Fee	0	8,947
Asset Management and Reporting Fee	0	1,260
Partnership Management Fee net of Asset Management and Reporting Fee	0	7,687
Series Two [Member]
Gross Partnership Management Fee	0	16,254
Asset Management and Reporting Fee	0	520
Partnership Management Fee net of Asset Management and Reporting Fee	0	15,734
Series Three [Member]
Gross Partnership Management Fee	30,565	36,936
Asset Management and Reporting Fee	16,195	3,925
Partnership Management Fee net of Asset Management and Reporting Fee	14,370	33,011
Series Four [Member]
Gross Partnership Management Fee	0	14,977
Asset Management and Reporting Fee	0	45,772
Partnership Management Fee net of Asset Management and Reporting Fee	0	(30,795)
Series Five [Member]
Gross Partnership Management Fee	0	11,511
Asset Management and Reporting Fee	0	289
Partnership Management Fee net of Asset Management and Reporting Fee	0	11,222
Series Six [Member]
Gross Partnership Management Fee	0	0
Asset Management and Reporting Fee	0	0
Partnership Management Fee net of Asset Management and Reporting Fee	$ 0	$ 0

RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Management Fees Paid	$ 0	$ 42,742
Series One [Member]
Management Fees Paid	0	0
Series Two [Member]
Management Fees Paid	0	16,254
Series Three [Member]
Management Fees Paid	0	0
Series Four [Member]
Management Fees Paid	0	14,977
Series Five [Member]
Management Fees Paid	0	11,511
Series Six [Member]
Management Fees Paid	$ 0	$ 0

RELATED PARTY TRANSACTIONS (Details 2) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Advances From The Affiliate Of General Partner	$ 473,634	$ 473,634
Series One [Member]
Advances From The Affiliate Of General Partner	0	0
Series Two [Member]
Advances From The Affiliate Of General Partner	0	0
Series Three [Member]
Advances From The Affiliate Of General Partner	473,634	473,634
Series Four [Member]
Advances From The Affiliate Of General Partner	0	0
Series Five [Member]
Advances From The Affiliate Of General Partner	$ 0	$ 0

RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
General and administrative expenses	$ 14,088	$ 26,387
Series One [Member]
General and administrative expenses	0	2,871
Series Two [Member]
General and administrative expenses	0	2,825
Series Three [Member]
General and administrative expenses	14,088	10,426
Series Four [Member]
General and administrative expenses	0	7,392
Series Five [Member]
General and administrative expenses	0	2,873
Series Six [Member]
General and administrative expenses	$ 0	$ 0

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percentage Of Annual Management Fee	0.38%
Accrued Management Fees	$ 2,421,437	$ 2,390,872
Percentage Of Permanent Financing	99.00%

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2013	Mar. 31, 2012
Number Of Operating Partnerships	6	7
Series One [Member]
Number Of Operating Partnerships	0	0
Series Two [Member]
Number Of Operating Partnerships	0	0
Series Three [Member]
Number Of Operating Partnerships	6	7
Series Four [Member]
Number Of Operating Partnerships	0	0
Series Five [Member]
Number Of Operating Partnerships	0	0
Series Six [Member]
Number Of Operating Partnerships	0	0

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating Partnership Interest Transferred	1	10
Sale of Underlying Operating Partnership	0	1
Partnership Proceeds from Disposition	$ 0	$ 82,451
Gain/(Loss) on Disposition	0	82,451
Series One [Member]
Operating Partnership Interest Transferred	0	4
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	5,000
Gain/(Loss) on Disposition	0	5,000
Series Two [Member]
Operating Partnership Interest Transferred	0	1
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	0
Gain/(Loss) on Disposition	0	0
Series Three [Member]
Operating Partnership Interest Transferred	1	1
Sale of Underlying Operating Partnership	0	1
Partnership Proceeds from Disposition	0	65,458
Gain/(Loss) on Disposition	0	65,458
Series Four [Member]
Operating Partnership Interest Transferred	0	3
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	11,993
Gain/(Loss) on Disposition	0	11,993
Series Five [Member]
Operating Partnership Interest Transferred	0	1
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	0
Gain/(Loss) on Disposition	0	0
Series Six [Member]
Operating Partnership Interest Transferred	0	0
Sale of Underlying Operating Partnership	0	0
Partnership Proceeds from Disposition	0	0
Gain/(Loss) on Disposition	$ 0	$ 0

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$ 1,262,409		$ 1,390,133
Acquisition costs of operating limited partnerships	224,198		247,190
Cumulative distributions from operating limited partnerships	(3,682)		(3,682)
Cumulative losses from operating limited partnerships	(1,482,925)		(1,633,641)
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		2,712
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		1,741
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(1,709,417)		(2,025,513)
Other	(116,102)		(106,747)
Equity per operating limited partnerships' combined financial statements	(1,825,519)	(1,825,519)	(2,127,807)	(2,127,807)
Series One [Member]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Two [Member]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Three [Member]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	1,262,409		1,390,133
Acquisition costs of operating limited partnerships	224,198		247,190
Cumulative distributions from operating limited partnerships	(3,682)		(3,682)
Cumulative losses from operating limited partnerships	(1,482,925)		(1,633,641)
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		2,712
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		1,741
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(1,709,417)		(2,025,513)
Other	(116,102)		(106,747)
Equity per operating limited partnerships' combined financial statements	(1,825,519)	(1,825,519)	(2,127,807)	(2,127,807)
Series Four [Member]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Five [Member]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Six [Member]
Capital contributions paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships - as reported	0		0
The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	$ 0	$ 0	$ 0	$ 0

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 3,015,816		$ 3,351,093
Land		713,471		730,530
Other assets		918,932		971,406
Total Assets		4,648,219		5,053,029
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,978,740		6,629,724
Accounts payable and accrued expenses		84,352		70,743
Other liabilities		307,487		349,745
Liabilities		6,370,579		7,050,212
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	(1,825,519)	(1,825,519)	(2,127,807)	(2,127,807)
Other partners		103,159		130,624
Partners Capital		(1,722,360)		(1,997,183)
Liabilities and Stockholders Equity		4,648,219		5,053,029
Series One [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Two [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Three [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,015,816		3,351,093
Land		713,471		730,530
Other assets		918,932		971,406
Total Assets		4,648,219		5,053,029
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		5,978,740		6,629,724
Accounts payable and accrued expenses		84,352		70,743
Other liabilities		307,487		349,745
Liabilities		6,370,579		7,050,212
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	(1,825,519)	(1,825,519)	(2,127,807)	(2,127,807)
Other partners		103,159		130,624
Partners Capital		(1,722,360)		(1,997,183)
Liabilities and Stockholders Equity		4,648,219		5,053,029
Series Four [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Five [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		0		0
Series Six [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Total Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Other partners		0		0
Partners Capital		0		0
Liabilities and Stockholders Equity		$ 0		$ 0

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenue
Rental	$ 1,181,509		$ 1,291,310
Interest and other	79,454		78,719
Operating Partnerships Revenues	1,260,963		1,370,029
Expenses
Interest	111,171		127,504
Depreciation and amortization	283,747		308,484
Taxes and insurance	200,938		223,084
Repairs and maintenance	227,597		265,968
Operating expenses	496,794		632,670
Other expenses	5,229		6,784
Operating Partnerships Total Expenses	1,325,476		1,564,494
NET LOSS	(64,513)		(194,465)
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	(96,093)	[1]	(207,647)	[2]
Net loss allocated to other partners	31,580		13,182
Series One [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET LOSS	0		0
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net loss allocated to other partners	0		0
Series Two [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET LOSS	0		0
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net loss allocated to other partners	0		0
Series Three [Member]
Revenue
Rental	1,181,509		1,291,310
Interest and other	79,454		78,719
Operating Partnerships Revenues	1,260,963		1,370,029
Expenses
Interest	111,171		127,504
Depreciation and amortization	283,747		308,484
Taxes and insurance	200,938		223,084
Repairs and maintenance	227,597		265,968
Operating expenses	496,794		632,670
Other expenses	5,229		6,784
Operating Partnerships Total Expenses	1,325,476		1,564,494
NET LOSS	(64,513)		(194,465)
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	(96,093)	[1]	(207,647)	[2]
Net loss allocated to other partners	31,580		13,182
Series Four [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET LOSS	0		0
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net loss allocated to other partners	0		0
Series Five [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET LOSS	0		0
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net loss allocated to other partners	0		0
Series Six [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET LOSS	0		0
Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	0	[1]	0	[2]
Net loss allocated to other partners	$ 0		$ 0

[1]	Amounts include $0, $0, $96,093, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.
[2]	Amounts include $0, $0, $207,647, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series One [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 0	$ 0
Series Two [Member]
Income Loss Not Recognized Under Equity Method Accounting	0	0
Series Three [Member]
Income Loss Not Recognized Under Equity Method Accounting	96,093	207,647
Series Four [Member]
Income Loss Not Recognized Under Equity Method Accounting	0	0
Series Five [Member]
Income Loss Not Recognized Under Equity Method Accounting	0	0
Series Six [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 0	$ 0

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net income (loss) for financial reporting purposes	$ (53,407)	$ (178,819)
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(45,822)	(55,206)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(96,093)	(207,647)
Other	239,204	1,728,403
Related party expenses	(3)	590
Difference due to fiscal year for book purposes and calendar year for tax purposes	(22,693)	7,069,132
Accrued partnership management fees not deductible for tax purposes until paid	30,565	48,754
Income (loss) for income tax return purposes	51,751	8,393,389
Series One [Member]
Net income (loss) for financial reporting purposes	0	(44,374)
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	2,742,175
Accrued partnership management fees not deductible for tax purposes until paid	0	11,818
Income (loss) for income tax return purposes	0	2,697,801
Series Two [Member]
Net income (loss) for financial reporting purposes	0	(58,536)
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	2,018,297
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	0	1,959,761
Series Three [Member]
Net income (loss) for financial reporting purposes	(53,407)	(26,872)
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	(45,822)	(55,206)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(96,093)	(207,647)
Other	239,204	1,728,403
Related party expenses	(3)	590
Difference due to fiscal year for book purposes and calendar year for tax purposes	(3,574)	(66,142)
Accrued partnership management fees not deductible for tax purposes until paid	30,565	36,936
Income (loss) for income tax return purposes	70,870	1,410,062
Series Four [Member]
Net income (loss) for financial reporting purposes	0	5,411
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(19,119)	1,443,952
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	(19,119)	1,449,363
Series Five [Member]
Net income (loss) for financial reporting purposes	0	(54,448)
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	930,850
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	0	876,402
Series Six [Member]
Net income (loss) for financial reporting purposes	0	0
Less: Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Other	0	0
Related party expenses	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Accrued partnership management fees not deductible for tax purposes until paid	0	0
Income (loss) for income tax return purposes	$ 0	$ 0

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Investments in operating limited partnerships - tax return	$ (3,305,751)	$ (3,430,200)
Add back losses not recognized under the equity method	1,709,417	2,025,513
Other	1,596,334	1,404,687
Investments in operating limited partnerships - as reported	0	0
Series One [Member]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Two [Member]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Three [Member]
Investments in operating limited partnerships - tax return	(3,305,751)	(3,430,200)
Add back losses not recognized under the equity method	1,709,417	2,025,513
Other	1,596,334	1,404,687
Investments in operating limited partnerships - as reported	0	0
Series Four [Member]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Five [Member]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Six [Member]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Other	0	0
Investments in operating limited partnerships - as reported	$ 0	$ 0